Derivatives and Fair Value Disclosures - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 89,472,475		$ 81,072,250
Impairment of Long-Lived Assets to be Disposed of	1,333,950	$ 305,607	714,895
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 89,472,475		$ 81,072,250